Other general administrative expenses - Breakdown of other general administrative expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other General Administrative Expense
Technology and systems	€ 2,182	€ 2,119	€ 2,161
Property, fixtures and supplies (note 2.k)	789	827	975
Technical reports	689	672	677
Taxes other than income tax	558	537	522
Advertising	510	523	685
Communications	401	473	518
Surveillance and cash courier services	306	325	416
Insurance premiums	109	88	86
Per diems and travel expenses	69	73	226
Other administrative expenses	1,830	1,900	1,872
Other general administrative expenses	€ 7,443	€ 7,537	€ 8,138